Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Pay vs Performance Table
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

Pay Versus Performance Table

The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2022, 2023 and 2024. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Comp Table Total for First PEO ($) (1)(2)	Summary Comp Table Total for Second PEO ($) (1)(2)	Summary Comp Table Total for Third PEO ($) (1)(3)	Comp Actually Paid to First PEO ($) (1)(5)	Comp Actually Paid to Second PEO ($) (1)(5)	Comp Actually Paid to Third PEO ($) (1)(5)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($) (1)(6)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($) (1)(7)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(8)	Net Income ($)(9) (in thousands)
2024	$88,861	$2,410,352	$-	$88,861	1,289,463	$-	$656,852	$631,483	$121.21	$(8,529)
2023	-	1,550,558	1,103,178	-	1,745,288	579,612	588,186	628,350	114.55	8,585
2022	-	-	897,734	-	-	788,324	612,198	533,547	77.34	12,301

(1)

During fiscal year 2024, Ryan Schroeder (“First PEO”) and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO, and Mr. Vlak was the PEO during fiscal year 2022. During fiscal year 2024, the non-PEO named executive officer (NEO) was Nicholas Vlahos. During fiscal year 2023, the non-PEO named executive officers (NEOs) were Nicholas Vlahos and James P. Woidke. During fiscal year 2022, the non-PEO named executive officers (NEOs) were John L. Sullivan III, Peter O’Hara and James P. Woidke. Mr. Sullivan served as the Company’s principal financial officer through May 15, 2022 and as an employee of the Company through June 4, 2022, and Mr. O’Hara served as the Company’s principal financial officer beginning on May 16, 2022 through February 3, 2023.

(2)	The dollar amounts reported are the amounts of total compensation reported for Mr. Schroeder for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).

(3)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hernandez for the applicable fiscal year in the “Total” column of the SCT.

(4)	The dollar amounts reported are the amounts of total compensation reported for Mr. Vlak for the applicable fiscal year in the “Total” column of the SCT.

(5)

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

(6)	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(7)

The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the pay versus performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:

(8)

The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 31, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), December 28, 2024 (the last trading day of the 2023 fiscal year), based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

(9)	The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.
	2024 First PEO	2024 Second PEO	2023 Second PEO	2023 Third PEO	2022 Third PEO
SCT Total for PEO	$88,861	$2,410,352	$1,550,558	$1,103,178	$897,630
Less: Amount reported under the “Stock Awards” column in the SCT	$--	$(762,597)	$(782,100)	$--	$(277,056)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$--	$--	$976,830	$--	$225,576
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$--	$--	$--	$--	$(54,426)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$--	$202,908	$--	$--	$(3,400)
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$--	$(561,200)	$--	$(523,566)	--
Total Adjustments	$--	$(1,120,889)	$194,700	$(523,566)	$(109,306)
Compensation Actually Paid to PEO	$88,861	$1,289,463	$1,745,288	$579,612	$788,324
	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$656,852	$739,442	$612,198
Less: Amount reported under the “Stock Awards” column in the SCT	$(212,521)	$(70,000)	$(158,456)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$137,739	$88,000	$130,140
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$12,188	$1,632	$(48,636)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$37,225	$450	$(1,700)
Total Adjustments	$(25,369)	$20,082	$(78,652)
Average Compensation Actually Paid to Non-PEO NEOs	$631,483	$759,524	$533,547

Relationships between Compensation Actually Paid and Performance Measures

The Company enthusiastically embraces a pay-for performance philosophy. Over the last several years, the Company has not achieved the performance goals across our key metrics and as such the pay for the performance has been below expectations but underscores the effectiveness of our compensation program; however, with the recent change in management we are beginning to see true alignment between shareholder returns and executive compensation. For 2024, our shareholders’ value increased by approximately 20% of the value on their shareholder return and accordingly, the executive compensation actually paid for the PEO & non-PEO NEOs was decreased by approximately 40% and 16%, respectively. For 2024, the executive compensation actually paid for the PEO & the non-PEO NEOs as a percentage of net income was 11% and 7%, respectively. For 2023, our shareholders’ value increased by approximately 15% of the value on their shareholder return and accordingly, the executive compensation actually paid for the PEO & non-PEO NEOs was increased by approximately 17% and 9%, respectively. For 2023, the executive compensation actually paid for the PEO & the non-PEO NEOs as a percentage of net income was 20% and 7%, respectively.  For 2022, the executive compensation actually paid for the PEO & the non-PEO NEOs as a percentage of net income was 6% and 4%, respectively. The program we have designed continues to incentivize our executive team to drive the results that create value for our shareholders and motivate our executive team to sustain that value creation in the future fiscal years by rewarding the value created in the current fiscal year.  We believe our compensation program exemplifies a properly functioning pay-for-performance approach to compensation.  We have constructed a compensation program that incentivizes our executive team to outperform our peers thereby generating significant value for our shareholders.

Adjustment To PEO Compensation, Footnote [Text Block]

The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2022, 2023 and 2024. Note that for our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.

Year	Summary Comp Table Total for First PEO ($) (1)(2)	Summary Comp Table Total for Second PEO ($) (1)(2)	Summary Comp Table Total for Third PEO ($) (1)(3)	Comp Actually Paid to First PEO ($) (1)(5)	Comp Actually Paid to Second PEO ($) (1)(5)	Comp Actually Paid to Third PEO ($) (1)(5)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($) (1)(6)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($) (1)(7)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(8)	Net Income ($)(9) (in thousands)
2024	$88,861	$2,410,352	$-	$88,861	1,289,463	$-	$656,852	$631,483	$121.21	$(8,529)
2023	-	1,550,558	1,103,178	-	1,745,288	579,612	588,186	628,350	114.55	8,585
2022	-	-	897,734	-	-	788,324	612,198	533,547	77.34	12,301

(1)

During fiscal year 2024, Ryan Schroeder (“First PEO”) and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO, and Mr. Vlak was the PEO during fiscal year 2022. During fiscal year 2024, the non-PEO named executive officer (NEO) was Nicholas Vlahos. During fiscal year 2023, the non-PEO named executive officers (NEOs) were Nicholas Vlahos and James P. Woidke. During fiscal year 2022, the non-PEO named executive officers (NEOs) were John L. Sullivan III, Peter O’Hara and James P. Woidke. Mr. Sullivan served as the Company’s principal financial officer through May 15, 2022 and as an employee of the Company through June 4, 2022, and Mr. O’Hara served as the Company’s principal financial officer beginning on May 16, 2022 through February 3, 2023.

(2)	The dollar amounts reported are the amounts of total compensation reported for Mr. Schroeder for the applicable fiscal year in the “Total” column of the Summary Compensation Table (SCT).

(3)	The dollar amounts reported are the amounts of total compensation reported for Mr. Hernandez for the applicable fiscal year in the “Total” column of the SCT.

(4)	The dollar amounts reported are the amounts of total compensation reported for Mr. Vlak for the applicable fiscal year in the “Total” column of the SCT.

(5)

The following table sets forth the adjustments made to the SCT total for each year represented in the pay versus performance table to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K:

(6)	The dollar amounts reported represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(7)

The following table sets forth the adjustments made, on an average basis, to the average SCT total for each year represented in the pay versus performance table to arrive at “average compensation actually paid” to our non-PEO NEOs:

(8)

The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 31, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), December 28, 2024 (the last trading day of the 2023 fiscal year), based on the closing price per share of the Company’s common stock as of such dates and assuming the reinvestment of dividends.

(9)	The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	2024 First PEO	2024 Second PEO	2023 Second PEO	2023 Third PEO	2022 Third PEO
SCT Total for PEO	$88,861	$2,410,352	$1,550,558	$1,103,178	$897,630
Less: Amount reported under the “Stock Awards” column in the SCT	$--	$(762,597)	$(782,100)	$--	$(277,056)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$--	$--	$976,830	$--	$225,576
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$--	$--	$--	$--	$(54,426)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$--	$202,908	$--	$--	$(3,400)
Less: for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	$--	$(561,200)	$--	$(523,566)	--
Total Adjustments	$--	$(1,120,889)	$194,700	$(523,566)	$(109,306)
Compensation Actually Paid to PEO	$88,861	$1,289,463	$1,745,288	$579,612	$788,324
	2024	2023	2022
Average SCT Total for Non-PEO NEOs	$656,852	$739,442	$612,198
Less: Amount reported under the “Stock Awards” column in the SCT	$(212,521)	$(70,000)	$(158,456)
Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	$137,739	$88,000	$130,140
Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	$12,188	$1,632	$(48,636)
Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	$37,225	$450	$(1,700)
Total Adjustments	$(25,369)	$20,082	$(78,652)
Average Compensation Actually Paid to Non-PEO NEOs	$631,483	$759,524	$533,547

Additional 402(v) Disclosure [Text Block]

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.

PEO Name

During fiscal year 2024, Ryan Schroeder (“First PEO”) and Mark Hernandez (“Second PEO”) each served for a period of time as our PEO. During fiscal year 2023, Mark Hernandez and August M. Vlak (“Third PEO”) each served for a period of time as our PEO, and Mr. Vlak was the PEO during fiscal year 2022. During fiscal year 2024, the non-PEO named executive officer (NEO) was Nicholas Vlahos. During fiscal year 2023, the non-PEO named executive officers (NEOs) were Nicholas Vlahos and James P. Woidke. During fiscal year 2022, the non-PEO named executive officers (NEOs) were John L. Sullivan III, Peter O’Hara and James P. Woidke. Mr. Sullivan served as the Company’s principal financial officer through May 15, 2022 and as an employee of the Company through June 4, 2022, and Mr. O’Hara served as the Company’s principal financial officer beginning on May 16, 2022 through February 3, 2023.

PEO Total Compensation Amount	$ 88,861	$ 0	$ 0
PEO Total Compensation Amount Second	2,410,352	1,550,558	0
PEO Total Compensation Amount Third	0	1,103,178	897,734
PEO Actually Paid Compensation Amount	88,861	0	0
PEO Actually Paid Compensation Amount Second	1,289,463	1,745,288	0
PEO Actually Paid Compensation Amount Third	0	579,612	788,324
Non-PEO NEO Average Total Compensation Amount	656,852	588,186	612,198
Non-PEO NEO Average Compensation Actually Paid Amount	631,483	628,350	533,547
Total Shareholder Return Amount	121,210	114,550	77,340
Net Income (Loss)	$ (8,529,000)	$ 8,585,000	$ 12,301,000